Cost of Financial Debt - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Jun. 26, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [Line Items]
Amortization of deferred expenditures		$ 33.0	$ 8.3	$ 12.8
Convertible Bonds Due 2019 [Member]
Disclosure of detailed information about borrowings [Line Items]
Percentage of principal amount	90.30%
Amortization of deferred expenditures				$ 4.6